CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)						12 Months Ended
	Sep. 02, 2023	Feb. 03, 2023	Dec. 08, 2022	Sep. 07, 2022	Mar. 02, 2022	Oct. 31, 2023	Oct. 31, 2022
Debt Instrument [Line Items]
Proceeds from convertible notes payable						$ 55,000	$ 113,500
Quick Capital [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 25,556			$ 87,222
Proceeds from convertible notes payable		20,000			$ 73,500
Interest rate					12.00%
Debt discount		5,556			$ 13,722
Debt converted, shares issued						84,358,767
Payments of Stock Issuance Costs		$ 5,556
Quick Capital [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 93,818
Quick Capital [Member] | Interest Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 5,457
1800 Diagonall Lending [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 44,250
Proceeds from convertible notes payable				40,000
Debt discount				4,250
Debt converted, shares issued						43,165,536
Payments of Stock Issuance Costs				$ 4,250
1800 Diagonall Lending [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 44,250
1800 Diagonall Lending [Member] | Interest Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 2,655
1800 Diiagonal Lending LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 39,250
Proceeds from convertible notes payable			$ 35,000
Interest rate			12.00%
Debt discount			$ 4,250
Debt converted, shares issued						100,691,857
Payments of Stock Issuance Costs			$ 4,250
1800 Diiagonal Lending LLC [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 42,850
1800 Diagonal Lending LLC [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable
Debt converted, shares issued						143,857,393
Description of convertible promissory note	1800 Diagonal Lending LLC accepted a payment of $13,500, settling the December 13, 2022, Convertible Promissory Note in full, including a $10,640 default penalty. The funds for the payment to 1800 Diagonal were advanced to the Company by Mr. Dickson.
1800 Diagonal Lending LLC [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 87,100
1800 Diagonal Lending LLC [Member] | Interest Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						2,655
Quick Capital LLC [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable
Interest rate		12.00%
Debt converted, shares issued						120,802,722
Description of convertible promissory note	Quick Capital LLC accepted a payment of $22,000 settling the February 3, 2023, Convertible Promissory Note in full. The funds for the payment to Quick Capital were advanced to the Company by Pickle Jar Holdings Inc.
Quick Capital LLC [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 102,087
Quick Capital LLC [Member] | Interest Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						7,157
Quick Capitall LLC [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable						$ 56,350
Debt converted, shares issued						36,443,955
Quick Capitall LLC [Member] | Principal Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 9,565
Quick Capitall LLC [Member] | Interest Amount [Member]
Debt Instrument [Line Items]
Debt converted, amount converted						$ 1,700